Equity settled share-based payments - Share options (Details) - Share option	Jan. 16, 2020
Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Vesting tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Vesting tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Vesting tranche five
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%